SEGMENT REPORTING - Schedule of Breakdown By Asset (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total assets	$ 157,181	$ 139,953
United States
Segment Reporting Information [Line Items]
Total assets	141,613	130,051
Canada
Segment Reporting Information [Line Items]
Total assets	5,582	5,238
Bermuda and other
Segment Reporting Information [Line Items]
Total assets	$ 9,986	$ 4,664